As filed with the Securities and Exchange Commission on March 5, 2015.

Securities Act File No. 333-196912
 Investment Company File No. 811-22977

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N‑1A
REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 5	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1940	[X]
Amendment No. 6	[X]
(Check appropriate box or boxes)

SOURCE ETF TRUST
(Exact name of Registrant as specified in its charter)

125 Park Avenue
25th Floor
New York, New York 10017
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code:
(844) 376-8723

Corporation Service Company
2711 Centreville Road
Suite 400
 New Castle County
Wilmington, Delaware 19808
 (Name and Address of Agent for Service)

Copies to:
Gary Buxton Source ETF Trust 125 Park Avenue 25th Floor New York, New York 10017		Christopher D. Menconi Morgan, Lewis & Bockius LLP 2020 K Street NW Washington, DC 20006

It is proposed that this filing will become effective: (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485.
[X]	on April 4, 2015 pursuant to paragraph (b) of Rule 485.
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485.
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A for Source ETF Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until April 4, 2015, the effectiveness of Post-Effective Amendment No. 2 (“PEA No. 2”), which was filed with the Commission via EDGAR Accession No. 0001398344-14-005439 on October 24, 2014, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.  Since no other changes are intended to be made to PEA No. 2 by means of this filing, Parts A, B and C of PEA No. 2 are incorporated herein by reference.
 PART A – PROSPECTUS
The Prospectus for the Source EURO STOXX 50 Hedged ETF is incorporated herein by reference to Part A of PEA No. 2.
PART B – STATEMENT OF ADDITIONAL INFORMATION
The Statement of Additional Information for the Source EURO STOXX 50 Hedged ETF is incorporated herein by reference to Part B of PEA No. 2.
PART C – OTHER INFORMATION
The Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 2.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Edmond, and State of Oklahoma on the 5th day of March, 2015.
Source ETF Trust

By:	/s/ J. Garrett Stevens
J. Garrett Stevens
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities stated and on the dates indicated.
SIGNATURE	CAPACITY	DATE

/s/ J. Garrett Stevens	President and Principal
J. Garrett Stevens	Executive Officer	March 5, 2015

/s/ Christopher Roleke	Treasurer and
Christopher Roleke	Principal Financial Officer	March 5, 2015

/s/ Charles Edward Crossley Hood*	Trustee and Chairman
Charles Edward Crossley Hood	of the Board	March 5, 2015

/s/ Timothy J. Jacoby*	Trustee	March 5, 2015
Timothy J. Jacoby

/s/ David M. Mahle*	Trustee	March 5, 2015
David M. Mahle

/s/ Mark A. Zurack*	Trustee	March 5, 2015
Mark A. Zurack

/s/ Kurt J. Wolfgruber*	Trustee	March 5, 2015
Kurt J. Wolfgruber

/s/ Gary Buxton*	Trustee	March 5, 2015
Gary Buxton

/s/ Peter Thompson*	Trustee	March 5, 2015
Peter Thompson

*By:	/s/ J. Garrett Stevens
J. Garrett Stevens (attorney-in-fact)